UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

SWP Growth & Income ETF
SWP (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the SWP Growth & Income ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SWP Growth & Income ETF	$106	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal  year ended  August 31, 2026,  the SWP Growth & Income ETF delivered a positive return of 14.14%, underperforming the Wilshire 5000 Index return of 20.12%, while outperforming the S&P 500 Dividend Aristocrats Total Return Index return of 13.38%.
During the period, Industrials and Communication Services were the top contributing sectors to relative performance, followed by Materials and Energy, while Information Technology, Health Care, and Consumer Discretionary were the biggest detractors.
During the period, Financials was held with the largest overweight relative to the Wilshire 5000 Index, while Information Technology was the largest underweight. The Energy sector was the best performing sector in the Wilshire 5000. Many of the best performing companies across the Communication Services and Information Technology sectors do not pay dividends and therefore are not part of the Fund’s principal investment strategy.
The Fund sells covered calls on individual securities as part of its investment strategy. When a security rises in price above the strike price of a sold call option, the upside to the Fund is limited. The option overlay detracted from relative performance during the period, particularly as certain underlying securities appreciated above their respective strike prices.

Top Contributors
↑	Taiwan Semiconductor (TSM)
↑	Freeport-McMoRan (FCX)
↑	Alphabet (GOOGL)
↑	Eli Lilly (LLY)
↑	Baker Hughes (BKR)

Top Detractors
↓	Accenture (ACN)
↓	Jefferies Financial Group (JEF)
↓	Salesforce (CRM)
↓	Meta Platforms (META)
↓	Blackstone (BX)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including  management fees and other expenses, were deducted.
SWP Growth & Income ETF	PAGE 1	TSR-AR-56170L612

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/24/2024)
SWP Growth & Income ETF NAV	14.14	13.26
FT Wilshire 5000 Index Total Return	20.12	17.69
S&P 500 Dividend Aristocrats Total Return Index	13.38	7.10
Visit https://www.swp-invest.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$149,945,154
Number of Holdings*	73
Net Advisory Fee Paid	$1,351,021
Portfolio Turnover Rate**	204%
*	The total number of holdings includes covered call options on portfolio securities.
**	The Fund’s portfolio turnover was higher due to underlying securities being called on sold options.
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors[1]	(% of Net Assets)
Information Technology	23.3%
Financials	16.6%
Health Care	12.9%
Industrials	10.9%
Consumer Discretionary	8.3%
Communication Services	7.6%
Consumer Staples	5.8%
Energy	4.6%
Real Estate	4.4%
Cash & Other	5.6%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.3%
Apple, Inc.	4.4%
NVIDIA Corp.	4.2%
Broadcom, Inc.	3.8%
International Business Machines Corp.	3.6%
Alphabet, Inc.	3.4%
Meta Platforms, Inc.	3.1%
Blackstone, Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Philip Morris International, Inc.	2.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.swp-invest.com/.
SWP Growth & Income ETF	PAGE 2	TSR-AR-56170L612

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SWP Growth & Income ETF	PAGE 3	TSR-AR-56170L612

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott Craven Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2026	FYE 08/31/2025
(a) Audit Fees	$13,500	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,700	$3,500
(d) All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the registrant’s investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the SWP Growth & Income ETF:

	FYE 08/31/2026	FYE 08/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 08/31/2026	FYE 08/31/2025
Registrant	$3,700	$3,500
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Gaylord B. Lyman, Scott Craven Jones, Lawrence T. Greenberg, and James R. Schoenike.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SWP GROWTH & INCOME ETF (SWP)
Core Financial Statements
August 31, 2026

SWP Growth & Income ETF
Schedule of Investments
August 31, 2026

	Shares	Value
COMMON STOCKS - 94.1%
Communication Services - 7.6%
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A(a)	15,143	$5,138,777
Meta Platforms, Inc. - Class A(a)	8,064	4,615,350
		9,754,127
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.(a)	9,549	1,723,021
Total Communication Services		11,477,148
Consumer Discretionary - 8.3%
Hotels, Restaurants & Leisure - 5.4%
Booking Holdings, Inc.(a)	15,599	3,105,605
Darden Restaurants, Inc.	12,196	2,613,115
Red Rock Resorts, Inc. - Class A	42,443	2,383,599
		8,102,319
Specialty Retail - 2.9%
Dick’s Sporting Goods, Inc.(a)	10,709	1,446,786
TJX Cos., Inc.(a)	21,533	2,883,484
		4,330,270
Total Consumer Discretionary		12,432,589
Consumer Staples - 5.8%
Consumer Staples Distribution & Retail - 1.6%
Walmart, Inc.(a)	22,678	2,378,242
Tobacco - 4.2%
Philip Morris International, Inc.	22,583	4,229,796
Turning Point Brands, Inc.	25,438	2,059,715
		6,289,511
Total Consumer Staples		8,667,753
Energy - 4.6%
Energy Equipment & Services - 1.5%
Baker Hughes Co.	34,617	2,199,911
Oil, Gas & Consumable Fuels - 3.1%
Cameco Corp.(a)	27,905	2,755,898
Enbridge, Inc.	38,950	1,969,701
		4,725,599
Total Energy		6,925,510
Financials - 16.6%
Banks - 6.9%
Citigroup, Inc.(a)	25,201	3,316,956
JPMorgan Chase & Co.(a)	11,924	4,245,182
PNC Financial Services Group, Inc.	11,679	2,798,639
		10,360,777
Capital Markets - 7.5%
Blackrock, Inc.(a)	2,868	3,314,289
Blackstone, Inc.(a)	30,442	4,360,512
Goldman Sachs Group, Inc.(a)	3,460	3,549,614
		11,224,415

	Shares	Value
Consumer Finance - 2.2%
American Express Co.(a)	9,836	$3,247,552
Total Financials		24,832,744
Health Care - 12.9%
Biotechnology - 2.3%
AbbVie, Inc.(a)	13,323	3,416,284
Health Care Equipment & Supplies - 4.1%
Becton Dickinson & Co.(a)	16,080	3,024,809
Medtronic PLC(a)	34,133	3,094,156
		6,118,965
Health Care Providers & Services - 2.1%
Cencora, Inc.	9,983	3,230,499
Pharmaceuticals - 4.4%
AstraZeneca PLC	20,724	3,359,982
Eli Lilly & Co.(a)	2,837	3,281,643
		6,641,625
Total Health Care		19,407,373
Industrials - 10.9%
Aerospace & Defense - 2.3%
RTX Corp.(a)	16,318	3,389,738
Electrical Equipment - 2.3%
Emerson Electric Co.(a)	23,108	3,522,584
Ground Transportation - 1.9%
Union Pacific Corp.	9,648	2,900,864
Passenger Airlines - 1.8%
Delta Air Lines, Inc.(a)	33,674	2,626,572
Trading Companies & Distributors - 2.6%
United Rentals, Inc.(a)	3,714	3,855,132
Total Industrials		16,294,890
Information Technology - 23.3%
IT Services - 3.6%
International Business Machines Corp.(a)	22,855	5,345,099
Semiconductors & Semiconductor Equipment - 9.9%
Broadcom, Inc.(a)	15,644	5,793,599
NVIDIA Corp.(a)	28,244	6,235,710
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	6,954	2,888,135
		14,917,444
Software - 5.4%
Microsoft Corp.(a)	15,833	8,031,923
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.(a)	20,880	6,615,828
Total Information Technology		34,910,294

The accompanying notes are an integral part of these financial statements.

1

SWP Growth & Income ETF
Schedule of Investments
August 31, 2026(Continued)

	Shares	Value
Common Stocks - (Continued)
Materials - 2.2%
Metals & Mining - 2.2%
Freeport-McMoRan, Inc.(a)	42,907	$3,249,776
TOTAL MATERIALS		3,249,776
UTILITIES - 1.9%
Electric Utilities - 1.9%
NextEra Energy, Inc.(a)	35,588	2,930,316
TOTAL UTILITIES		2,930,316
TOTAL COMMON STOCKS (Cost $137,693,187)		141,128,393
REAL ESTATE INVESTMENT TRUSTS - 4.4%
Industrial REITs - 2.7%
Prologis, Inc.	29,016	4,059,919
Specialized REITs - 1.7%
Digital Realty Trust, Inc.	13,680	2,538,871
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,292,011)		6,598,790
SHORT-TERM INVESTMENT
MONEY MARKET FUND - 1.7%
First American Treasury Obligations Fund - Class X, 3.60%(b)	2,541,134	2,541,134
TOTAL MONEY MARKET FUND (Cost $2,541,134)		2,541,134
TOTAL INVESTMENTS - 100.2% (Cost $146,526,332)		$150,268,317
Liabilities in Excess of Other Assets - (0.2)%		(323,163)
TOTAL NET ASSETS - 100.0%		$149,945,154

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

SWP Growth & Income ETF
Schedule of Written Options
August 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.3)%(a)(b)
AbbVie, Inc., Expiration: 09/18/2026; Exercise Price: $270.00	$(3,153,966)	(123)	$(19,065)
Alphabet, Inc., Expiration: 09/18/2026; Exercise Price: $385.00	(4,750,900)	(140)	(5,880)
American Express Co., Expiration: 09/18/2026; Exercise Price: $370.00	(3,004,547)	(91)	(2,093)
Apple, Inc., Expiration: 09/18/2026; Exercise Price: $330.00	(6,146,890)	(194)	(47,724)
Becton Dickinson & Co., Expiration: 09/18/2026; Exercise Price: $200.00	(2,802,839)	(149)	(11,548)
Blackrock, Inc., Expiration: 09/18/2026; Exercise Price: $1,220.00	(3,004,586)	(26)	(11,700)
Blackstone, Inc., Expiration: 09/18/2026; Exercise Price: $165.00	(4,053,692)	(283)	(6,226)
Booking Holdings, Inc., Expiration: 09/18/2026; Exercise Price: $232.00	(2,886,805)	(145)	(8,845)
Broadcom, Inc., Expiration: 09/18/2026; Exercise Price: $440.00	(5,369,930)	(145)	(35,525)
Cameco Corp., Expiration: 09/18/2026; Exercise Price: $115.00	(2,557,884)	(259)	(9,065)
Citigroup, Inc., Expiration: 09/18/2026; Exercise Price: $150.00	(3,079,908)	(234)	(936)
Delta Air Lines, Inc., Expiration: 09/18/2026; Exercise Price: $88.00	(2,441,400)	(313)	(8,138)
Dick’s Sporting Goods, Inc., Expiration: 09/18/2026; Exercise Price: $140.00	(1,337,490)	(99)	(23,265)
Eli Lilly & Co., Expiration: 09/18/2026; Exercise Price: $1,360.00	(2,891,825)	(25)	(2,000)
Emerson Electric Co., Expiration: 09/18/2026; Exercise Price: $180.00	(3,277,460)	(215)	(3,225)
Freeport-McMoRan, Inc., Expiration: 09/18/2026; Exercise Price: $80.00	(3,022,026)	(399)	(57,456)
Goldman Sachs Group, Inc., Expiration: 09/18/2026; Exercise Price: $1,130.00	(3,282,880)	(32)	(4,704)
International Business Machines Corp., Expiration: 09/18/2026; Exercise Price: $270.00	(4,958,044)	(212)	(6,360)
JPMorgan Chase & Co., Expiration: 09/18/2026; Exercise Price: $385.00	(3,916,220)	(110)	(1,980)
Medtronic PLC, Expiration: 09/18/2026; Exercise Price: $97.50	(2,873,605)	(317)	(19,971)
Meta Platforms, Inc., Expiration: 09/18/2026; Exercise Price: $615.00	(4,235,316)	(74)	(34,780)
Microsoft Corp., Expiration: 09/18/2026; Exercise Price: $550.00	(7,457,163)	(147)	(12,495)
NextEra Energy, Inc., Expiration: 09/18/2026; Exercise Price: $90.00	(2,725,454)	(331)	(2,317)
NVIDIA Corp., Expiration: 09/18/2026; Exercise Price: $250.00	(5,806,514)	(263)	(7,364)
RTX Corp., Expiration: 09/18/2026; Exercise Price: $240.00	(3,136,723)	(151)	(755)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 09/18/2026; Exercise Price: $490.00	(2,658,048)	(64)	(1,280)
TJX Cos., Inc., Expiration: 09/18/2026; Exercise Price: $142.00	(2,678,200)	(200)	(9,000)
T-Mobile US, Inc., Expiration: 09/18/2026; Exercise Price: $195.00	(1,587,872)	(88)	(5,544)
United Rentals, Inc., Expiration: 09/18/2026; Exercise Price: $1,140.00	(3,529,200)	(34)	(19,040)
Walmart, Inc., Expiration: 09/18/2026; Exercise Price: $125.00	(2,202,270)	(210)	(630)
TOTAL WRITTEN OPTIONS (Premiums received $901,273)			$(378,911)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

3

SWP Growth & Income ETF
Statement of Assets and Liabilities
at August 31, 2026

ASSETS:
Investments, at value	$150,268,317
Dividends receivable	180,009
Dividend tax reclaims receivable	4,505
Total assets	150,452,831
LIABILITIES:
Written option contracts, at value	378,911
Payable to advisor	128,766
Total liabilities	507,677
NET ASSETS	$ 149,945,154
Net Assets Consist of:
Paid-in capital	$138,154,643
Total distributable earnings	11,790,511
Total net assets	$ 149,945,154
Net assets	$149,945,154
Shares issued and outstanding(a)	5,250,000
Net asset value per share	$28.56
Cost:
Investments, at cost	$146,526,332
Proceeds:
Written options premium received	$901,273

(a)	Unlimited shares authorized with par value of $0.01 per share.
The accompanying notes are an integral part of these financial statements.

4

SWP Growth & Income ETF
Statement of Operations
For the year ended August 31, 2026

INVESTMENT INCOME:
Dividend income	$2,394,187
Less: dividend withholding taxes	(47,422)
Total investment income	2,346,765
EXPENSES:
Investment advisory fee (Note 5)	1,351,021
Total expenses	1,351,021
NET INVESTMENT INCOME	995,744
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	10,123,442
In-kind redemptions	1,047,177
Written option contracts expired or closed	6,890,396
Net realized gain	18,061,015
Net change in unrealized appreciation (depreciation) on:
Investments	(2,465,191)
Written option contracts	577,707
Net change in unrealized depreciation	(1,887,484)
Net realized and unrealized gain	16,173,531
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,169,275

The accompanying notes are an integral part of these financial statements.

5

SWP Growth & Income ETF
Statements of Changes in Net Assets

	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
OPERATIONS:
Net investment income	$995,744	$854,412
Net realized gain	18,061,015	3,001,870
Net change in unrealized appreciation (depreciation)	(1,887,484)	6,151,831
Net increase in net assets from operations	17,169,275	10,008,113
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,844,768)	(1,595,004)
Total distributions to shareholders	(11,844,768)	(1,595,004)
CAPITAL TRANSACTIONS:
Shares sold	49,153,793	100,103,090
Shares redeemed	(4,350,148)	(8,699,197)
Net increase in net assets from capital transactions	44,803,645	91,403,893
NET INCREASE IN NET ASSETS	50,128,152	99,817,002
NET ASSETS:
Beginning of the year (period)	99,817,002	—
End of the year (period)	$ 149,945,154	$99,817,002
SHARES TRANSACTIONS
Shares sold	1,750,000	3,990,000
Shares redeemed	(150,000)	(340,000)
Total increase in shares outstanding	1,600,000	3,650,000

(a)	The Fund commenced operations on September 24, 2024.
The accompanying notes are an integral part of these financial statements.

6

SWP Growth & Income ETF
Financial Highlights
For a capital share outstanding throughout each year (period)

	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$27.35	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.25
Net realized and unrealized gain on investments	3.45	2.57
Total from investment operations	3.66	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(1.65)	(0.44)
Net realized gains	(0.80)	(0.03)
Total distributions	(2.45)	(0.47)
Net asset value, end of year (period)	$28.56	$27.35
Total return(c)	14.14%	11.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$149,945	$99,817
Ratio of expenses to average net assets(d)	0.99%	0.99%
Ratio of net investment income to average net assets(d)	0.73%	1.07%
Portfolio turnover rate(c)(e)	204%	85%

(a)	The Fund commenced operations on September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2026
NOTE 1 – ORGANIZATION
The SWP Growth & Income ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is classified as a diversified open-end investment management company under the 1940 Act. The Fund commenced operations on September 24, 2024. SWP Investment Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. The Fund seeks to provide long-term capital appreciation with a secondary emphasis on generating current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior two fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended August 31, 2026, the Fund did not incur any interest or penalties.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will

8

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2026(Continued)
generally not be taxable, but will reduce each shareholder’s cost basis in shares of the Fund (“Shares”) and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of August 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Options Contracts: The Fund may use covered call options to seek investment income or mitigate risk. With exchange-traded options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As

9

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2026(Continued)
the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. Options will generally be valued at the official close of the exchange for the trading date or the mean of the bid and asked prices will be used if a close price is not available.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded, and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$141,128,393	$—	$—	$141,128,393
Real Estate Investment Trusts	6,598,790	—	—	6,598,790
Money Market Fund	2,541,134	—	—	2,541,134
Total Investments	$150,268,317	$—	$—	$150,268,317
Liabilities:
Investments:
Written Options	$(345,098)	$(33,813)	$—	$(378,911)
Total Investments	$(345,098)	$(33,813)	$—	$(378,911)

Refer to the Schedule of Investments for further disaggregation of investment categories.

10

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2026(Continued)
NOTE 4 – DERIVATIVES
The Fund invests in derivative instruments as a principal investment strategy. The primary derivative instruments in which the Fund invests are option contracts.
The following is a summary of the derivative instruments reflected as liabilities for the Fund as of August 31, 2026, within the Statement of Assets and Liabilities:

Derivative Instrument Liabilities	Investment at Value
Written Call Options - Equity Contracts	$(378,911)

The effect of the transactions from derivative instruments for the Fund during the fiscal year ended August 31, 2026, as reflected within the Statement of Operations were as follows:

Net Realized Gain on:	Investments
Written Call Options - Equity Contracts	$6,890,396

Net Change in Unrealized Appreciation on:	Investments
Written Call Options - Equity Contracts	$577,707

The average monthly market value of written options during the fiscal year ended August 31, 2026 was $ (689,390).
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended August 31, 2026, the Advisor provided the Fund with investment management services under an investment advisory agreement. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the fiscal year ended August 31, 2026, the Fund incurred $1,351,021 in advisory fees. Advisory fees payable at August 31, 2026 were $128,766.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares are continuously offered for sale by the Distributor only in Creation Units (defined in Note 8). The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

11

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2026(Continued)
NOTE 6 – SECURITIES TRANSACTIONS
For the fiscal year ended August 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, for the Fund were as follows:

Purchases	Sales
$263,930,018	$264,801,257

For the fiscal year ended August 31, 2026, the in-kind transactions associated with creations and redemptions of the Fund were as follows:

Purchases	Sales
$47,785,447	$3,943,403

There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of August 31, 2026, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis for the Fund were as follows:

Cost of investments(a)	$148,846,244
Gross unrealized appreciation	9,711,189
Gross unrealized depreciation	(8,289,116)
Net unrealized appreciation	1,422,073
Undistributed ordinary income	6,419,239
Undistributed long-term capital gain	3,426,837
Total distributable earnings	9,846,076
Other accumulated gains(b)	522,362
Total accumulated earnings	$11,790,511

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
(b)	The other accumulated gain are attributable to unrealized gain on options.
As of August 31, 2026, the Fund had no capital losses to offset future gains.
For the fiscal year ended August 31, 2026, the effect of permanent “book/tax” reclassifications attributable to redemptions in-kind and distribution reclasses resulted in increases and decreases to components of the Fund’s net assets as follows:

Total Accumulated Earnings	Capital Stock
$(1,225,714)	$1,225,714

The tax character of distributions paid during the year ended August 31, 2026, and the period ended August 31, 2025, were as follows:

	Year Ended August 31, 2026	Period Ended August 31, 2025
Ordinary Income	$11,323,490	$1,583,685
Long-Term Capital Gain	521,278	11,319
	$11,844,768	$1,595,004

12

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2026(Continued)
NOTE 8 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market, LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Fund may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 10 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer of the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no known individual shareholder has a position which exceeds 25% of the voting securities of the Fund, certain shareholders are clients of an investment advisor affiliated with the Advisor. As of August 31, 2026, the Advisor and investors who are clients of an investment advisor affiliated with the Advisor, when aggregated, owned approximately 97.12% of the voting securities of the Fund.
NOTE 12 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency of income tax disclosures, primarily related to the rate reconciliation and income taxes paid, and to help investors better understand an entity’s exposure to taxes by type and jurisdiction. The Fund adopted ASU 2023-09 for the fiscal year ended August 31, 2026. The adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements or disclosures.

13

SWP GROWTH & INCOME ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of SWP Growth & Income ETF and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of SWP Growth & Income ETF (the “Fund”), a series of Manager Directed Portfolios, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period September 24, 2024 (commencement of operations) through August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the year then ended and for the period September 24, 2024 (commencement of operations) through August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 28, 2026

14

SWP GROWTH & INCOME ETF
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on August 18-19, 2026 to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the SWP Growth & Income ETF (the “SWP ETF” or the “Fund”), a series of the Trust, and the Fund’s investment advisor, SWP Investment Management, LLC (“SWP” or the “Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on April 30, 2026 and a regular meeting held on May 27, 2026 to discuss the renewal of the Advisory Agreement.
Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, SWP’s Form ADV Part 1A and brochure, due diligence materials provided by SWP, including information regarding SWP’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of SWP in person at the August 18 meeting and via video conference at prior meetings of the Board to discuss SWP’s investment strategy for the Fund, Fund performance, updates about the Advisor’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Advisor, the performance of the Fund, trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the April and May meetings, as well as information provided over the course of the year and as part of the discussions with SWP representatives earlier in the meeting and at prior meetings, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services provided by the Advisor under the Advisory Agreement, including portfolio management, research, trading, compliance monitoring, marketing and ETF-related services as well as the qualifications and experience of personnel at the Advisor who are involved in the day-to-day activities of the Fund.
The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with the Advisor providing investment management services to the Fund. The Trustees considered the information provided by the Advisor in response to the due diligence questionnaire and as part of their meetings with the Advisor.
The Trustees concluded that the nature, extent and quality of services provided to the Fund by SWP were appropriate and that the Fund was likely to continue to benefit from the services provided by SWP under the Advisory Agreement.
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year and since-inception periods ended March 31, 2026 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network (“FUSE”), an independent third-party analytics firm, and (3) a performance universe of other large blend funds with similar pricing features.
The Trustees noted that the Fund had strong absolute performance but trailed its benchmark, the Wilshire 5000 Total Market Index, for the one-year period and the since-inception period and outperformed the peer group average for

15

SWP GROWTH & INCOME ETF
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Unaudited)(Continued)
the same periods. The Board also considered the Fund’s performance as compared to the SWP Growth & Income composite but did not consider this a material factor given that the Fund’s strategy includes an options overlay.
The Board considered that the Fund had less than two years of performance, which was a short period of time over which to evaluate a Fund’s performance. The Trustees concluded that the Fund’s performance was satisfactory.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of peer funds in the respective FUSE peer group. The Trustees considered that the Advisor charges a unitary management fee pursuant to which it has agreed to pay all expenses incurred by the Fund, except for the unitary management fee payable to the Advisor and certain excluded expenses.
The Trustees noted that the Fund’s advisory fee rate was higher than the peer group median and the Fund’s total expense ratio was higher than the peer group median. The Trustees considered SWP’s assessment of the appropriateness of the Fund’s advisory fee rate in light of the Fund’s investment strategy.
The Trustees concluded that the Fund’s expenses and the management fee paid to SWP were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by SWP.
4. Costs of Services Provided and Profits Realized by the Advisor
The Trustees considered SWP’s financial condition, noting financial support available to the firm. The Trustees concluded that SWP has sufficient financial resources to support its services to the Fund.
The Trustees considered a profitability analysis prepared by SWP based on fees paid under the Advisory Agreement. The Trustees concluded that SWP’s level of profitability from its relationship with the Fund was reasonable.
5. Economies of Scale
The Trustees noted that the management fee for the Fund did not contain any breakpoint reductions as the Fund’s assets grow in size. The Trustees considered SWP’s commitment to consider breakpoints in the future, should SWP realize economies of scale. The Trustees concluded that the Fund’s current fee structure was reasonable.
6. Benefits Derived from the Relationship with the Fund
The Trustees considered other benefits to SWP and its affiliated company from SWP’s management of the Fund, including soft dollar benefits and potential cross-selling opportunities. The Trustees concluded that such benefits were appropriate.
Conclusion
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

16

SWP Growth & Income ETF
ADDITIONAL INFORMATION
at August 31, 2026 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 20.0%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SWP Growth & Income ETF	17.90%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, was as follows:

SWP Growth & Income ETF	6.05%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited):

SWP Growth & Income ETF	91.21%

17

SWP Growth & Income ETF
ADDITIONAL INFORMATION
at August 31, 2026 (Unaudited)(Continued)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Included above.

18

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	November 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	November 3, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	November 3, 2026

* Print the name and title of each signing officer under his or her signature.